SUMMARY OF CERTAIN SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Estimated Future Amortization of Patents

The estimated future amortization ofthe intangible assets is as follows:

For the years ending December 31,	Amount
2015 (remaining)	$67,530
2016	270,120
2017	270,120
2018	270,120
2019	270,120
Thereafter	797,353
Total	$1,945,363

Schedule of Property And Equipment, Estimated Useful Lives
Description	Useful Lives
Warehouse fixtures	2 years
Warehouse equipment	5 years
Furniture and fixtures	5 years
Computer hardware	3 years